CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Accrued expenses and other current liabilities	¥ 586,043	$ 91,961	¥ 607,789
Deferred revenue, current	1,266,948	198,812	1,463,165
Lease liabilities, current	14,310	2,246	30,702
Payables to acquire buildings | ¥			61,540
Deferred revenue, non-current	1,081,231	169,669	1,561,278
Lease liabilities, non-current	404,133	63,417	532,538
Deferred tax liabilities	21,782	3,418	15,220
Other non-current liabilities	¥ 11,698	$ 1,836	¥ 7,664
Ordinary shares, par value | (per share)					$ 0.00005	¥ 0.0003
Ordinary shares, shares authorized					1,000,000,000	1,000,000,000
Ordinary shares, shares issued					1	1
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	796,062,195	796,062,195	796,062,195
Ordinary shares, shares issued	2,085,939	2,085,939	1,978,621
Ordinary shares, shares outstanding	1,839,553	1,839,553	1,792,560
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		0.00005
Ordinary shares, shares authorized	826,389	826,389	826,389
Ordinary shares, shares issued	826,389	826,389	826,389
Ordinary shares, shares outstanding	826,389	826,389	826,389
Class C Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	203,111,416	203,111,416	203,111,416
Ordinary shares, shares issued	4,002,930	4,002,930	4,110,248
Ordinary shares, shares outstanding	4,002,930	4,002,930	4,110,248
VIEs
Accrued expenses and other current liabilities | ¥	¥ 197,467		¥ 175,900
Deferred revenue, current | ¥	295,958		435,254
Lease liabilities, current | ¥	8,366		15,833
Deferred revenue, non-current | ¥	257,071		468,577
Lease liabilities, non-current | ¥	318,598		340,763
Deferred tax liabilities | ¥	2,312		3,203
Other non-current liabilities | ¥	¥ 963		¥ 135